Consolidated Statements of Changes in Total Equity - EUR (€) € in Millions	Total	Capital	Share premium	Equity instruments issued (not capital)	Other equity instruments	Accumulated retained earnings	Revaluation reserves	Other reserves	(-) Own shares	Profit attributable to shareholders of the parent	(-) Interim dividends	Other comprehensive income	Non-controlling interest, other comprehensive income	Non-controlling interest, other elements
Equity at beginning of period at Dec. 31, 2017	€ 106,833	€ 8,068	€ 51,053	€ 525	€ 216	€ 53,437	€ 0	€ (1,602)	€ (22)	€ 6,619	€ (2,029)	€ (21,776)	€ (1,436)	€ 13,780
Total recognised income and expense	7,017									7,810		(2,189)	(109)	1,505
Other changes in equity	(5,149)	50	(60)	40	18	3,319		(93)	(37)	(6,619)	(208)			(1,559)
Issuance of ordinary shares		50	(60)					10
Dividends	(3,892)					(968)					(2,237)
Dividends														(687)
Purchase of equity instruments	(1,026)								(1,026)
Disposal of equity instruments	989							0	989
Transfers between equity items						4,287		303		(6,619)	2,029
Increases (decreases) due to business combinations	(601)							59						(660)
Share-based payment	(57)				(74)									17
Others increases or (-) decreases of the equity	(562)			40	92			(465)						(229)
Equity at end of period at Dec. 31, 2018	107,361	8,118	50,993	565	234	56,756	0	(1,583)	(59)	7,810	(2,237)	(24,125)	(1,292)	12,181
Total recognised income and expense	8,383									6,515		(43)	310	1,601
Other changes in equity	(4,694)	191	1,453	33	(88)	4,272		(1,136)	28	(7,810)	575			(2,212)
Issuance of ordinary shares	1,673	191	1,453					28						1
Capital reduction	(2)													(2)
Dividends	(3,612)					(1,055)					(1,662)
Dividends														(895)
Purchase of equity instruments	(928)								(928)
Disposal of equity instruments	950							(6)	956
Transfers between equity items						5,327		246		(7,810)	2,237
Increases (decreases) due to business combinations	110													110
Share-based payment	(88)				(88)
Others increases or (-) decreases of the equity	(2,797)			33				(1,404)						(1,426)
Equity at end of period at Dec. 31, 2019	110,659	8,309	52,446	598	146	61,028	0	(3,110)	(31)	6,515	(1,662)	(24,168)	(982)	11,570
Total recognised income and expense	(17,502)									(8,771)		(8,976)	(818)	1,063
Other changes in equity	(1,835)	361	(433)	29	17	4,555		(486)	(38)	(6,515)	1,662			(987)
Issuance of ordinary shares	364	361	(72)					70						5
Capital reduction	0													0
Dividends	(826)		(361)			0					0
Dividends														(465)
Purchase of equity instruments	(758)								(758)
Disposal of equity instruments	721							1	720
Transfers between equity items						4,555		298		(6,515)	1,662
Increases (decreases) due to business combinations	(54)													(54)
Share-based payment	(53)				(53)
Others increases or (-) decreases of the equity	(1,229)			29	70			(855)						(473)
Equity at end of period at Dec. 31, 2020	€ 91,322	€ 8,670	€ 52,013	€ 627	€ 163	€ 65,583	€ 0	€ (3,596)	€ (69)	€ (8,771)	€ 0	€ (33,144)	€ (1,800)	€ 11,646